Causeway Global Value Fund

Institutional Class (CGVIX)

Investor Class (CGVVX)

SUPPLEMENT DATED AUGUST 1, 2012

TO THE PROSPECTUS

DATED JANUARY 31, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS.

Effective as of August 1, 2012, Causeway Capital Management LLC (the “Investment Adviser”), the investment adviser of Causeway Global Value Fund (the “Global Value Fund”), and the Global Value Fund have agreed to a new management fee payable at an annual rate of 0.80% of the Global Value Fund’s average daily net assets, which is 0.05 percentage points lower than the annual rate previously in effect. As of the same date, the Investment Adviser has entered into a new expense limit agreement with the Global Value Fund providing for a reduction of 0.05 percentage points from the prior expense limit agreement reflected in Total Annual Fund Operating Expenses After Expense Reimbursement until January 31, 2014.

Accordingly, the table in the Global Value Fund’s Prospectus under “Fees and Expenses – Annual Fund Operating Expenses” and the information under the “Example” are hereby superseded and replaced in their entirety with the following:

Fees and Expenses

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management Fees *	0.80%	0.80%
Other Expenses	2.56%	2.72%
Shareholder Service Fees	None	0.24%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund
Operating Expenses (1)*	3.37%	3.77%
Expense Reimbursement (2)	2.31%	2.47%
Total Annual Fund
Operating Expenses
After Expense Reimbursement	1.06%	1.30%

*	Restated to reflect new Management Fee effective as of August 1, 2012.
(1)	“Total Annual Fund Operating Expenses” disclosed above differ from the “Ratio of Expenses to Average Net Assets (Excluding Waivers)” in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
(2)	Under the terms of an expense limit agreement, effective August 1, 2012, the Investment Adviser has agreed to reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.05% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2014 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$108	$820	$1,556	$3,502
Investor Class	$132	$924	$1,735	$3,852

In addition, under “Management of the Funds – About the Investment Adviser,” the table showing the Global Value Fund’s management fee is hereby revised and updated with the following:

Fund	Management Fee
Global Value Fund	0.80%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CCM-SK-011-0100

Causeway Global Value Fund

Institutional Class (CGVIX)

Investor Class (CGVVX)

SUPPLEMENT DATED AUGUST 1, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 31, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL

INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE

STATEMENT OF ADDITIONAL INFORMATION.

Effective as of August 1, 2012, Causeway Capital Management LLC (the “Investment Adviser”), the investment adviser of Causeway Global Value Fund (the “Global Value Fund”), and the Global Value Fund have agreed to a new management fee payable at an annual rate of 0.80% of the Global Value Fund’s average daily net assets, which is 0.05 percentage points lower than the annual rate previously in effect. As of the same date, the Investment Adviser has entered into a new expense limit agreement with the Global Value Fund providing for a reduction of 0.05 percentage points from the prior expense limit agreement reflected in Total Annual Fund Operating Expenses After Expense Reimbursement until January 31, 2014.

Accordingly, the first four sentences of the third paragraph under “Management of the Fund – Advisory Arrangements” are hereby superseded and replaced in their entirety with the following:

The Investment Adviser receives for its services to the Global Value Fund a monthly fee at an annual rate of 0.80% of the Global Value Fund’s average daily net assets (until August 1, 2012, the annual rate was 0.85%). For purposes of this calculation, average daily net assets is determined at the end of each month based on the average of the net assets of the Global Value Fund for each day during the month. Pursuant to an expense limit agreement dated August 1, 2012, the Investment Adviser has agreed to limit the Global Value Fund’s annual operating expenses (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Global Value Fund invests, and extraordinary expenses) to 1.05% of the average daily net assets of each of the Institutional Class and Investor Class shares until January 31, 2014. Since shareholder service fees are excluded from the expense limit, net Investor Class expenses will normally be higher than Institutional Class shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CCM-SK-013-0100

Causeway Global Absolute Return Fund

Institutional Class (CGAIX)

Investor Class (CGAVX)

SUPPLEMENT DATED AUGUST 1, 2012

TO THE PROSPECTUS

DATED JANUARY 31, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS.

Effective as of August 1, 2012, Causeway Capital Management LLC (the “Investment Adviser”), the investment adviser of Causeway Global Absolute Return Fund (the “Global Absolute Return Fund”), has entered into a new expense limit agreement with the Global Absolute Return Fund providing for a reduction of 0.10 percentage points from the prior expense limit agreement reflected in Total Annual Fund Operating Expenses After Expense Reimbursement until January 31, 2014.

Accordingly, the table in the Global Absolute Return Fund’s Prospectus under “Fees and Expenses – Annual Fund Operating Expenses” and the information under the “Example” are hereby superseded and replaced in their entirety with the below. The table below also restates increased Acquired Fund Fees and Expenses for the prior fiscal period.

Fees and Expenses

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management Fees	1.50%	1.50%
Other Expenses	2.01%	1.58%
Shareholder Service Fees	None	0.25%
Acquired Fund Fees and Expenses	0.22%	0.22%
Total Annual Fund
Operating Expenses (1)	3.73%	3.55%
Expense Reimbursement (2)	1.76%	1.33%
Total Annual Fund Operating Expenses
After Expense Reimbursement	1.97%	2.22%

(1)	“Total Annual Fund Operating Expenses” disclosed above differ from the “Ratio of Expenses to Average Net Assets (Excluding Waivers)” in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
(2)	Under the terms of an expense limit agreement, effective August 1, 2012, the Investment Adviser has agreed to reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding swap agreement financing charges and transaction costs, borrowing expenses, dividend expenses on securities sold short, brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.75% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2014 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$200	$978	$1,777	$3,863
Investor Class	$225	$965	$1,727	$3,731

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CCM-SK-012-0100

Causeway Global Absolute Return Fund

Institutional Class (CGAIX)

Investor Class (CGAVX)

SUPPLEMENT DATED AUGUST 1, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 31, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL

INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE

STATEMENT OF ADDITIONAL INFORMATION.

Effective as of August 1, 2012, Causeway Capital Management LLC (the “Investment Adviser”), the investment adviser of Causeway Global Absolute Return Fund (the “Global Absolute Return Fund”), has entered into a new expense limit agreement with the Global Absolute Return Fund providing for a reduction of 0.10 percentage points from the prior expense limit agreement reflected in Total Annual Fund Operating Expenses After Expense Reimbursement until January 31, 2014.

Accordingly, the third and fourth sentences of the sixth paragraph under “Management of the Fund – Advisory Arrangements” are hereby superseded and replaced in their entirety with the following:

Pursuant to an expense limit agreement dated August 1, 2012, the Investment Adviser has agreed to limit the Global Absolute Return Fund’s annual operating expenses (excluding swap agreement financing charges and transaction costs, borrowing expenses, dividend expenses on securities sold short, brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Global Absolute Return Fund invests, and extraordinary expenses) to 1.75% of the average daily net assets of each of the Institutional Class and Investor Class shares until January 31, 2014. Since shareholder service fees are excluded from the expense limit, net Investor Class expenses will normally be higher than Institutional Class shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CCM-SK-014-0100